SEC File Nos. 033-36962, 811-06175, 033-08865, 811-04847


                                 MAINSTAY FUNDS

                      Supplement dated July 11, 2005 to the
                         Prospectus dated March 1, 2005

         This Supplement updates certain information contained in the above-dated Prospectus of the MainStay Funds that are series of either Eclipse Funds Inc. ("Company") or Eclipse Funds ("Trust").1 You may obtain a copy of the Prospectus or the Funds' Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. Effective May 15, 2005, New York Life Investment Management LLC (the "Manager"), the manager of the Funds, entered into written expense limitation agreements under which it agreed to waive a portion of a Fund's management fee or reimburse a Fund so that each Fund's total ordinary operating expenses (excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transactions expenses relating to the purchase or sale of portfolio investments) do not exceed the following for its Class I shares:

                         Fund                             Expense Limit
                         ----                             -------------

     MainStay All Cap Growth Fund                             0.93%
     MainStay All Cap Value Fund                              0.94%
     MainStay Asset Manager Fund                              0.94%
     MainStay Balanced Fund                                   0.94%
     MainStay Cash Reserves Fund                              0.50%
     MainStay Floating Rate Fund                              0.90%
     MainStay Indexed Bond Fund                               0.43%
     MainStay Intermediate Term Bond Fund                     0.70%
     MainStay Mid Cap Opportunity Fund                        1.04%
     MainStay S&P 500 Index Fund                              0.30%
     MainStay Short Term Bond Fund                            0.60%
     MainStay Small Cap Opportunity Fund                      1.19%

         The Manager will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of each Fund. These expense limitations may be modified or terminated only with the approval of the Board of Directors/Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from a Fund pursuant to these agreements if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense



--------------------------
1 The series of the Company and the Trust may be referred to individually as a "Fund," and collectively as the "Funds." The Board of Directors of the Company and the Board of Trustees of the Trust may be referred to collectively as the "Board of Directors/Trustees."

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2.       The following disclosure is added to page 54 as the second sentence in the first paragraph under "Investment Process":

         The Fund may also invest in large capitalization stocks that the manager determines are value stocks.


3. The following disclosure is added to page 73 as the fourth bullet under "Compensation to Dealers":

         o The Distributor or an affiliate, from its own resources, pays a sales concession of up to 0.10% on the purchases of Class I shares to dealers at the time of sale and up to 0.05% annually on Class I shares held.





           - PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE -

SEC File Nos. 033-36962, 811-06175


                           MAINSTAY CASH RESERVES FUND

                      Supplement dated July 11, 2005 to the
       Prospectus for the MainStay Cash Reserves Fund dated March 1, 2005

         This Supplement updates certain information contained in the above-dated Prospectus of MainStay Cash Reserves ("Fund") a series of Eclipse Funds Inc. ("Company"), relating to the Sweep Class shares offered by the MainStay Cash Reserves Fund. You may obtain a copy of the Prospectus or the Funds' Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


         Effective May 15, 2005, New York Life Investment Management LLC (the "Manager"), the manager of the Company, entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transactions expenses relating to the purchase or sale of portfolio investments) do not exceed 0.50% for the Fund's Class I shares. The Manager will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the Fund's other share classes, including the Sweep Class shares. This expense limitation may be modified or terminated only with the approval of the Company's Board of Directors. The Manager may recoup the amount of any management fee waiver or expense reimbursement from the Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.


           - PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE -

SEC File Nos. 033-36962, 811-06175, 033-08865, 811-04847


                                 MAINSTAY FUNDS

                      Supplement dated July 11, 2005 to the
                         Prospectus dated March 1, 2005

         This Supplement updates certain information contained in the above-dated Prospectus of the MainStay Funds that are either series of Eclipse Funds Inc. ("Company") or Eclipse Funds ("Trust").2 You may obtain a copy of the Prospectus or the Funds' Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         Effective May 15, 2005, New York Life Investment Management LLC (the "Manager"), the manager of the Funds, entered into written expense limitation agreements under which it agreed to reimburse the transfer agent expenses of the Class A, B and C shares of the following Funds so that the total ordinary operating expenses of each Fund's Class A shares (excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following:

                                 Fund                Expense Limit
                                 ----                -------------
     MainStay Intermediate Term Bond Fund               1.10%
     MainStay Mid Cap Opportunity Fund                  1.35%
     MainStay Short Term Bond Fund                      0.90%
     MainStay Small Cap Opportunity Fund                1.70%

         The Manager will apply an equivalent reimbursement, in an equal amount of basis points, to each Fund's Class B and C shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors/Trustees. The Manager may recoup the amount of any expense reimbursements from a share class pursuant to these agreements if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.


           - PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE -



---------------------------------
2 The series of the Company and the Trust may be referred to individually as a "Fund," and collectively as the "Funds." The Board of Directors of the Company and the Board of Trustees of the Trust may be referred to collectively as the "Board of Directors/Trustees."